COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

As of June 30, 2025, there was no pending legal proceeding to which the Company is a party that will have a material effect on the Company’s business, results of operations or cash flows.